UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR

                   Certified Shareholder Report of Registered

                         Management Investment Companies

                  Investment Company Act file number: 811-6259



                               Stratus Fund, Inc.
               (Exact name of registrant as specified in charter)

                               6811 S. 27th Street
                                 P.O. Box 82535
                             Lincoln, NE 68501-2535
                    (Address of principal executive offices)

                                  Jon C. Gross
                               Stratus Fund, Inc.
                                 P.O. box 82535
                          Lincoln, Nebraska 68501-2535
                     (Name and address of agent for service)


Registrant's telephone number:      (402) 323-1794
                                    (888) 769-2362

Date of fiscal year end:            June 30, 2005

Date of reporting period:           December 31, 2004

Item 1.  Report to Stockholders


                               STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES




                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2004

                GROWTH INSTITUTIONAL PORTFOLIO AND S&P 500 INDEX
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT




[GRAPHIC OMITTED]



           AVERAGE ANNUAL RETURN             END OF PERIOD (12/31/2004) VALUES
           ---------------------             ---------------------------------
           1 Year        13.41%              Growth Institutional   $28,639.79
           5 Years       -1.46%              S&P 500                $32,356.43
           Life of Fund   9.82%


                   GROWTH RETAIL PORTFOLIO AND S&P 500 INDEX
     COMPARISON OF CHANGE IN VALUE OF $9,550 INVESTMENT (NET OF SALES LOAD)



[GRAPHIC OMITTED]




           AVERAGE ANNUAL RETURN             END OF PERIOD (12/31/2004) VALUES
           ---------------------             ---------------------------------
           1 Year        13.70%              Growth Retail          $13,168.36
           5 Years       -1.67%              S&P 500                $13,252.07
           Life of Fund   4.71%

      Results for the Retail Shares reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares. Growth Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2004. Growth Portfolio Retail Shares for the period January 7, 1998 (inception) through December 31, 2004.

                  GOVERNMENT SECURITIES INSTITUTIONAL PORTFOLIO
               AND MERRILL LYNCH U.S. TREASURY INTER-TERM BOND INDEX
                COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT




[GRAPHIC OMITTED]




 AVERAGE ANNUAL RETURN   END OF PERIOD (12/31/2004) VALUES
 ---------------------   -------------------------------------------------------
 1 Year        1.61%     Government Securities Institutional          $16,672.03
 5 Years       4.90%     Merrill Lynch U.S. Treasury Inter-Term Bond  $18,042.02
 Life of Fund  4.66%


                     GOVERNMENT SECURITIES RETAIL PORTFOLIO
               AND MERRILL LYNCH U.S. TREASURY INTER-TERM BOND INDEX COMPARISON OF CHANGE IN VALUE OF $9,700 INVESTMENT (NET OF SALES LOAD)



[GRAPHIC OMITTED]



 AVERAGE ANNUAL RETURN   END OF PERIOD (12/31/2004) VALUES
 ---------------------   -------------------------------------------------------
 1 Year        1.56%     Government Securities Retail                 $13,001.04
 5 Years       4.64%     Merrill Lynch U.S.Treasury Inter-Term Bond   $13,965.54
 Life of Fund  4.29%

Results for the Retail Shares reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares. Government Securities Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2004. Government Securities Portfolio Retail Shares for the period January 13, 1998 (inception) through December 31, 2004.

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004

                                GROWTH PORTFOLIO

                                                      PERCENT OF
    SHARES                 COMMON STOCK - 97.80%      NET ASSETS      FAIR VALUE
    ------                 ---------------------      ----------      ----------

                AUTO/TRUCK/PARTS                         1.18%
                ----------------
     8,000      Autozone, Inc.*                                         $730,480

                BROADCASTING/MEDIA                       0.27%
                ------------------
     5,000      Comcast Corp. *                                          164,200

                CHEMICALS                                1.12%
                ---------
    14,000      Dow Chemical Company                                     693,140

                COMPUTER PRODUCTS                        4.19%
                -----------------
     9,000      Cisco Systems, Inc.*                                     173,700
    27,000      Dell Computers *                                       1,137,780
    24,000      EMC Corp.*                                               356,880
    17,000      Juniper Networks*                                        462,230
    12,000      Linear Technology Corp.                                  465,120
                                                                       ---------
                                                                       2,595,710

                COMPUTER SOFTWARE                        2.05%
                -----------------
    15,000      First Data Corp.                                         638,100
     7,000      Intuit, Inc. *                                           308,070
    12,000      Microsoft Corp.                                          320,520
                                                                       ---------
                                                                       1,266,690

                COSMETICS/PERSONAL CARE                  1.64%
                -----------------------
    17,000      Avon Products, Inc.                                      657,900
     8,000      Gillette Company                                         358,240
                                                                       ---------
                                                                       1,016,140

                DIVERSIFIED OPERATIONS                   3.76%
                ----------------------
        16      Berkshire Hathaway, Inc.*                              1,406,400
    16,000      Danaher Corp.                                            918,560
                                                                       ---------
                                                                       2,324,960

                ELECTRONICS                              2.66%
                -----------
    46,000      Flextronics International Ltd.*                          635,720
    12,000      Intel Corp.                                              280,680
     8,000      QLogic Corp.*                                            293,840
     8,000      Texas Instruments, Inc.                                  196,960
     8,000      Xilinx, Inc.                                             237,200
                                                                       ---------
                                                                       1,644,400

                FINANCIAL SERVICES                       8.94%
                ------------------
    32,000      Citigroup, Inc.                                        1,541,760
    40,000      US Bank                                                1,252,800
    39,000      MBNA Corp.                                             1,099,410
    14,000      Merrill Lynch & Co., Inc.                                836,780
    15,000      USA Education, Inc.                                      800,850
                                                                       ---------
                                                                       5,531,600

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

                                GROWTH PORTFOLIO

                                                      PERCENT OF
    SHARES                 COMMON STOCK CONTINUED     NET ASSETS      FAIR VALUE
    ------                 ----------------------     ----------      ----------

                FOOD/BEVERAGE/TOBACCO                    3.64%
                ---------------------
    14,000      Applebee's International, Inc.                          $370,300
    20,000      Pepsico, Inc.                                          1,044,000
    22,000      Sysco Corporation                                        839,740
                                                                       ---------
                                                                       2,254,040

                GAS-DISTRIBUTION                         2.22%
                ----------------
    27,000      Questar Corp.                                          1,375,920

                HOUSEHOLD PRODUCTS/WARES                 4.36%
                ------------------------
    27,000      Black & Decker Corp.                                   2,384,910
    11,000      Leggett & Platt, Inc.                                    312,730
                                                                       ---------
                                                                       2,697,640

                INSURANCE                                1.06%
                ---------
    10,000      American International Group, Inc.                       656,700

                INTERNET RELATED                         0.83%
                ----------------
    20,000      Symantec Corp. *                                         515,200

                IRON/STEEL PRODUCERS                     1.01%
                --------------------
    12,000      Nucor Corp.                                              628,080

                MACHINE/TOOLS                            2.73%
                -------------
     7,000      Caterpillar, Inc.                                        682,570
    24,000      Dover Corp.                                            1,006,560
                                                                       ---------
                                                                       1,689,130

                MANUFACTURING                           10.15%
                -------------
    10,000      CLARCOR, Inc.                                            547,700
    41,000      General Electric Co.                                   1,496,500
    15,000      Harley-Davidson, Inc.                                    911,250
    10,000      Illinois Tool Works, Inc.                                926,800
    10,000      3M Company                                               820,700
    10,000      Pentair, Inc.                                            435,600
    32,000      Tyco International Ltd.                                1,143,680
                                                                       ---------
                                                                       6,282,230

                MEDICAL SUPPLIES/SERVICES                8.60%
                -------------------------
    12,000      Biomet, Inc.                                             520,680
     3,000      Cooper Companies, Inc.                                   211,770
    13,000      Quest Diagnostics, Inc.                                1,242,150
     5,000      Genentech, Inc.*                                         272,200
       190      Lumenis Ltd. *                                               369
     7,000      Medtronic, Inc.                                          347,690
    20,000      Stryker Corporation                                      965,000
    20,000      UnitedHealth Group, Inc.                               1,760,600
                                                                       ---------
                                                                       5,320,459

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

                                GROWTH PORTFOLIO

                                                      PERCENT OF
    SHARES                 COMMON STOCK CONTINUED     NET ASSETS      FAIR VALUE
    ------                 ----------------------     ----------      ----------

                METALS/MINING                            3.55%
                -------------
    14,000      Alcoa Inc.                                              $439,880
    17,000      Peabody Energy Corp.                                   1,375,470
    10,000      Freeport-McMoran Copper & Gold, Inc.                     382,300
                                                                       ---------
                                                                       2,197,650

                MULTIMEDIA                               1.16%
                ----------
    20,000      Time Warner, Inc. *                                      388,800
     9,000      Viacom, Inc. Cl B                                        327,510
                                                                         -------
                                                                         716,310

                OFFICE/BUSINESS                          0.29%
                ---------------
     3,000      Avery Dennison Corp.                                     179,910


                OIL COMPANY-INTEGRATED                   5.59%
                ----------------------
    10,000      ConocoPhillips                                           868,300
    15,000      Halliburton Co.                                          588,600
    15,000      Occidental Petroleum Corp.                               875,400
    22,000      Exxon Mobil Corp.                                      1,127,720
                                                                       ---------
                                                                       3,460,020

                OIL CO EXPLORATION & PRODUCTION          1.23%
                -------------------------------
    15,000      Apache Corporation                                       758,550

                PACKAGING/CONTAINER                      0.78%
                -------------------
    11,000      Ball Corp.                                               483,780

                PHARMACEUTICAL/MEDICAL                   2.91%
                ----------------------
    17,000      Barr Pharmaceuticals *                                   774,180
    18,000      Omnicare, Inc.                                           623,160
    15,000      Pfizer, Inc.                                             403,350
                                                                       ---------
                                                                       1,800,690

                PRECISION INSTRUMENT                     1.66%
                --------------------
    22,000      Waters Corp.*                                          1,029,380


                RETAIL STORE                            10.24%
                ------------
     6,000      Bed Bath & Beyond, Inc.*                                 238,980
    20,000      Best Buy Company, Inc.                                 1,188,400
    14,000      Coach, Inc.*                                             789,600
    25,000      CVS Corp.                                              1,126,750
    15,000      Lowe's Companies, Inc.                                   863,850
    26,000      Staples, Inc.                                            876,460
     8,000      Walgreen Co.                                             306,960
    14,000      Wal-Mart Stores, Inc.                                    739,480
     7,000      Zale Corp. *                                             209,090
                                                                       ---------
                                                                       6,339,570

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

                                GROWTH PORTFOLIO

                                                      PERCENT OF
    SHARES                 COMMON STOCK CONTINUED     NET ASSETS      FAIR VALUE
    ------                 ----------------------     ----------      ----------

                SCHOOLS                                  1.11%
                -------
     5,000      Apollo Group, Inc.                                      $403,550
    15,000      Corinthian Colleges, Inc.*                               282,675
                                                                         -------
                                                                         686,225

                TELECOMMUNICATIONS                       1.82%
                ------------------
    28,000      Nextel Communications, Inc.*                             840,000
     7,000      Verizon Communications                                   283,570
                                                                       ---------
                                                                       1,123,570

                TELECOMMUNICATION EQUIPMENT              1.03%
                ---------------------------
    15,000      Qualcomm, Inc.                                           636,000

                TRANSPORTATION                           2.33%
                --------------
    11,000      Fedex Corp.                                            1,083,390
    22,000      Southwest Airlines, Inc.                                 358,160
                                                                       ---------
                                                                       1,441,550

                WEB PORTALS/ISP                          0.97%
                ---------------
    16,000      Yahoo, Inc. *                                            602,880


                WHOLESALE SPECIAL LINE                   2.72%
                ----------------------
    30,000      Dentsply, Inc.                                         1,686,000
                                                                       ---------


                Total investments in
                  securities (cost $47,103,054)         97.80%       $60,528,804
                Cash equivalents                         2.19%         1,359,427
                Other assets, less liabilities            .01%             4,583
                                                       -------       -----------
                NET ASSETS                             100.00%       $61,892,814
                                                       =======       ===========

*Indicates nonincome-producing security

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004

                         GOVERNMENT SECURITIES PORTFOLIO

  PRINCIPAL                                               PERCENT OF
  AMOUNT        U.S. GOVERNMENT AND AGENCY SECURITIES     NET ASSETS  FAIR VALUE
  ------        -------------------------------------     ----------  ----------

              GOVERNMENT AGENCY BONDS                       51.09%
              -----------------------
$1,000,000    Federal Farm Credit Bank  2.50%  due  3/15/06             $993,414
 1,000,000    Federal Home Loan Bank 3.25% due 8/15/05                 1,002,865
 3,500,000    Federal Home Loan Bank 5.375% due 5/15/06                3,600,377
 1,500,000    Federal Home Loan Bank  6.09%  due 6/02/06               1,561,011
 2,000,000    Federal Home Loan Bank  3.625%  due 11/14/08             1,994,116
   165,000    Federal Home Loan Bank 2.125% due 11/15/05                 163,881
 3,000,000    Federal Home Loan Bank 4.875% due 5/15/07                3,102,267
 2,000,000    Federal Home Loan Bank  4.50%  due 8/14/09               2,053,730
 1,000,000    Federal Home Loan Mtg.  2.85%  due 2/23/07                 988,989
 1,000,000    Federal Home Loan Mtg.  5.00% due 5/16/07                1,007,921
 1,000,000    Federal Home Loan Mtg.  5.81% due 4/04/08                1,070,258
 3,000,000    Federal National Mtg. Assn 2.35% due 7/28/06             2,963,235
 1,000,000    Federal National Mtg. Assn. 5.75%  due 6/15/05           1,013,981
 3,000,000    Federal National Mtg. Assn 3.25%  due 11/15/07           2,982,939
 2,000,000    Federal National Mtg. Assn. 6.35%  due 6/10/05           2,033,936
                                                                      ----------
                                                                      26,532,920

              MORTGAGE BACKED SECURITIES                     27.19%
              --------------------------
   539,042    Federal Home Loan Mtg. Pool 6.00%  due 3/1/17              564,796
   853,681    Federal Home Loan Mtg. Pool 5.50%  due 11/01/16            883,399
   672,807    Federal Home Loan Mtg. Pool 5.50%  due 9/1/17              695,982
 1,585,842    Federal Home Loan Mtg. Pool 5.00%  due 2/01/18           1,612,807
   860,321    Federal Home Loan Mtg. Pool 5.00%  due 10/01/12            876,862
   121,466    Federal National Mtg. Assn. Pool 5.50%  due 3/01/17        125,707
   540,895    Federal National Mtg. Assn. Pool 6.00%  due 6/01/16        567,314
   496,567    Federal National Mtg. Assn. Pool 6.00%  due 12/01/16       520,821
 1,571,998    Government National Mtg. Assn. Pool 4.00%  due 8/20/32   1,593,344
 2,584,028    Government National Mtg. Assn. Pool 5.00%  due 11/15/33  2,590,414
   987,998    Government National Mtg. Assn. Pool 3.50% due 8/20/34      968,399
 3,102,235    Government National Mtg. Assn. Pool 4.50% due 5/15/18    3,121,630
                                                                      ----------
                                                                      14,121,475

              TREASURY NOTES/BONDS                           13.66%
              --------------------
 1,000,000    US Treasury Note  3.125%  due 10/15/08                     989,336
 2,000,000    US Treasury Note  4.875%  due 2/15/12                    2,117,559
 3,000,000    US Treasury Note  3.375%  due 9/15/09                    2,989,298
 1,000,000    US Treasury Note  2.50%  due 10/31/06                      995,374
                                                                       ---------
                                                                       7,091,567

              CORPORATE BONDS                                 4.84%
              ---------------
 1,500,000    Caterpillar 4.50% due 6/15/09                            1,531,437
 1,000,000    Glaxosmithkline 2.375% due 4/16/07                         979,474
                                                                         -------
                                                                       2,510,911

              Total investments in
                securities (cost $49,933,919)                96.78%  $50,256,873
              Cash equivalents                                2.63%    1,367,108
              Other assets, less liabilities                   .59%      304,615
                                                            -------  -----------
              TOTAL NET ASSETS                              100.00%  $51,928,596
                                                            =======  ===========

                               STRATUS FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2004
                                   (Unaudited)
                                                                               GOVERNMENT
                                                                 GROWTH        SECURITIES
                                                                PORTFOLIO       PORTFOLIO
                                                              -------------   -------------
Assets:
         Investments in securities at fair value
            (cost $47,103,054 and $49,933,919)                 $60,528,804     $50,256,873
         Cash equivalents                                        1,359,427       1,367,108
         Accrued interest and dividends receivable                  60,570         341,227
                                                              ------------     -----------
            Total assets                                       $61,948,801     $51,965,208
                                                              ============     ===========
LIABILITIES:
         Accrued expenses, including investment management
            and distribution expense payable to adviser,
            administrator and distributor (note 4)                  55,984          36,612
         Commissions payable for fund shares sold                        3               -
                                                              ------------     -----------
            Total liabilities                                       55,987          36,612
                                                              ------------     -----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK             $61,892,814     $51,928,596
                                                              ============     ===========
NET ASSETS ARE REPRESENTED BY:
         Capital stock, authorized 20 million and
            10 million shares; outstanding,
            at $.001 par (note 6)                              $     4,019     $     5,228
         Additional paid-in capital                             55,005,278      51,945,539
         Accumulated undistributed net investment loss             (60,241)        (11,176)
         Accumulated net realized loss on investments           (6,481,993)       (333,950)
         Unrealized appreciation (note 5)                       13,425,750         322,954
                                                               -----------     -----------
            Total net assets applicable to shares outstanding  $61,892,814     $51,928,596
                                                               ===========     ===========

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
         Institutional shares of Capital Stock outstanding       3,972,202       5,223,706
         Net Asset Value and offering price
           per share - Institutional shares                         $15.40           $9.93
                                                                   =======          ======

         Retail shares of Capital Stock outstanding                 47,071           4,669
         Net Asset Value per share - Retail shares                  $15.20           $9.93
         Maximum sales charge (note 4)                                0.72            0.31
                                                                   -------         -------
         Maximum offering price to public                           $15.92          $10.24
                                                                   =======         =======


         See accompanying notes to financial statements

                               STRATUS FUND, INC.
                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2004
                                   (UNAUDITED)

                                                                                 GOVERNMENT
                                                                    GROWTH       SECURITIES
                                                                   PORTFOLIO     PORTFOLIO
                                                                 ------------   ------------
INVESTMENT INCOME:
         Dividends                                                  $360,343     $   11,538
         Interest                                                          -      1,026,550
                                                                   ---------     ----------
            Total investment income                                 $360,343     $1,038,088
                                                                   =========     ==========


EXPENSES:
         Investment advisory fees                                   $218,159       $132,802
         Administration fees                                          72,720         66,401
         Accounting                                                    9,762          9,248
         Securities pricing                                            2,614          3,027
         Other operating expenses                                     30,676         28,423
                                                                    --------       --------
            Total expenses                                           333,931        239,901
                                                                    --------       --------
            Net investment income                                   $ 26,412       $798,187
                                                                    ========       ========


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 5):
         Net realized gain (loss)                                $ 1,808,508        ($2,204)
         Net unrealized appreciation
            Beginning of period                                   10,773,886        135,001
            End of period                                         13,425,750        322,954
                                                                 -----------       --------
               Net unrealized appreciation                         2,651,864        187,953
                                                                 -----------       --------
               Net realized and unrealized gain on investments     4,460,372        185,749
                                                                 -----------       --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 4,486,784       $983,936
                                                                 ===========       ========


         See accompanying notes to financial statements


                               STRATUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                   Six Months Ended December 31, 2004 and the
                            Year Ended June 30, 2004


                                                                                                 GOVERNMENT
                                                          GROWTH PORTFOLIO                  SECURITIES PORTFOLIO
                                                   --------------------------------    ------------------------------
                                                      PERIOD ENDED                      PERIOD ENDED
                                                   DECEMBER 31, 2004    YEAR ENDED    DECEMBER 31, 2004   YEAR ENDED
                                                     (UNAUDITED)      JUNE 30, 2004      (UNAUDITED)    JUNE 30, 2004
                                                   -----------------  -------------   ----------------- -------------
OPERATIONS:
        Net investment income (loss)                  $   26,412        ($75,394)         $798,187        $1,787,218
        Net realized gain (loss) on investments        1,808,508       3,094,574            (2,204)          (50,134)
        Unrealized appreciation (depreciation)         2,651,864       7,133,187           187,953        (1,751,999)
                                                     ------------     -----------     -------------      ------------
          Net increase (decrease) in net assets
            resulting from operations                  4,486,784      10,152,367           983,936           (14,915)


DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income
          Institutional Class                              1,918           2,422           835,549         1,789,043
          Retail Class                                        23              38               841             3,705
                                                     ------------     -----------     -------------      ------------
                                                           1,941           2,460           836,390         1,792,748
        Net realized gains
          Institutional Class                                  -               -                 -                 -
          Retail Class                                         -               -                 -                 -
                                                     ------------     -----------     -------------      ------------
                                                               -               -                 -                 -
                                                     ------------     -----------     -------------      ------------

        Total distribution                                 1,941           2,460           836,390         1,792,748
                                                     ------------     -----------     -------------      ------------


CAPITAL SHARE TRANSACTIONS (NOTE 6):
        Proceeds from sales                            3,453,416       7,920,234         4,157,460        17,463,446
        Payment for redemptions                       (3,825,718)     (8,192,951)       (5,509,178)      (23,549,781)
        Reinvestment of net investment income,
          tax return of capital and net realized
          gain distributions at net asset value            1,417           1,829           566,142         1,215,237
                                                     ------------     -----------     -------------      ------------
            Total decrease from capital
              share transactions                        (370,885)       (270,888)         (785,576)       (4,871,098)
                                                     ------------     -----------     -------------      ------------
            Total increase (decrease) in net assets    4,113,958       9,879,019          (638,030)       (6,678,761)


NET ASSETS:
        Beginning of period                           57,778,856      47,899,837        52,566,626        59,245,387
                                                     ------------     -----------     -------------      ------------
        End of period                                $61,892,814     $57,778,856       $51,928,596       $52,566,626
                                                     ============    ============     =============      ============


UNDISTRIBUTED NET INVESTMENT INCOME:                 $         -     $         -       $         -       $    27,028
                                                     ============    ============     =============      ============


        See accompanying notes to financial statements


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 2004 and the
             Years Ended June 30, 2004, 2003, 2002, 2001, and 2000


                             GROWTH PORTFOLIO - INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------

                                          PERIOD ENDED
                                          DEC. 31, 2004
                                           (UNAUDITED)     2004         2003       2002        2001      2000
                                           -----------  ---------    ---------  ---------   ---------  ---------
Net asset value:
       Beginning of period                    $14.29      $11.78      $12.27      $14.05      $17.99      $19.51
       Income from investment options
         Net investment income                  0.01       (0.02)       0.00        0.00        0.01        0.00
         Net realized and unrealized
           gain (loss) on investments           1.10        2.53       (0.49)      (1.77)      (2.20)       1.31
                                               -----       -----       ------      ------      ------       ----
       Total income (loss) from
         investment operations                  1.11        2.51       (0.49)      (1.77)      (2.19)       1.31
                                               -----       -----       ------      ------      ------       ----

       Less distributions
       Dividends from net investment income     0.00 (a)    0.00 (a)   0.00         0.00       (0.01)       0.00

       Distribution from capital gains          0.00        0.00        0.00        0.00       (1.74)      (2.83)

       Tax return of capital                    0.00        0.00        0.00       (0.01)       0.00        0.00
                                               -----       -----       -----      ------       ------      ------
         Total distributions                    0.00        0.00        0.00       (0.01)      (1.75)      (2.83)
                                               -----       -----       -----      ------       ------      ------

       End of period                          $15.40      $14.29      $11.78      $12.27      $14.05      $17.99

TOTAL RETURN:                                  7.77%      21.31%      (3.99%)    (12.63%)    (12.76%)      7.52%

RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period         $61,177,478 $56,946,741 $47,152,162 $50,848,523 $59,406,608 $71,607,938
       Ratio of expenses to average
         net assets                            1.15% (b)   1.17%       1.09%       1.10%       1.10%       1.11%
       Ratio of net investment income
        (loss) to average net assets           0.09% (b)  (0.14%)      0.01%      (0.01%)      0.04%       0.02%
       Portfolio turnover rate                26.24%      50.68%     113.06%      92.57%     153.17%     178.43%


       Ratios calculated on average shares outstanding

       (a) Distributions represent less than 1/2 of 1%
       (b) Annualized for those periods less than twelve months in duration

       See accompanying notes to financial statements


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
             Six Months Ended December 31, 2004 and the Years Ended
                    June 30, 2004, 2003, 2002, 2001, and 2000



                                         GROWTH PORTFOLIO - RETAIL CLASS
--------------------------------------------------------------------------------------------------------------------------------

                                                      PERIOD ENDED
                                                     DEC. 31, 2004
                                                      (UNAUDITED)       2004         2003         2002        2001        2000
                                                     -------------  -----------   ----------  -----------  ----------  ---------
Net asset value:
       Beginning of period                                 $14.09       $11.59      $12.12       $13.93      $17.93      $19.51
       Income from investment options
         Net investment income                               0.01        (0.03)      (0.03)       (0.04)      (0.04)      (0.05)
         Net realized and unrealized
           gain (loss) on investments                        1.10         2.53       (0.50)       (1.76)      (2.20)       1.31
                                                            -----        -----       ------       ------      ------      -----
       Total income (loss) from investment operations        1.11         2.50       (0.53)       (1.80)      (2.24)       1.26
                                                            -----        -----       ------       -------     ------      -----

       Less distributions
       Dividends from net investment income                  0.00 (b)     0.00 (b)    0.00         0.00        0.00        0.00
       Distribution from capital gains                       0.00         0.00        0.00         0.00       (1.76)      (2.84)
        Tax return of capital                                0.00         0.00        0.00        (0.01)       0.00        0.00
                                                            -----        -----       -----        ------      ------      ------
         Total distributions                                 0.00         0.00        0.00        (0.01)      (1.76)      (2.84)
                                                            -----        -----       -----        ------      ------      ------

       End of period                                       $15.20 (a)   $14.09 (a)  $11.59 (a)   $12.12 (a)  $13.93 (a)  $17.93 (a)

TOTAL RETURN:                                               7.88% (a)   21.58% (a)  (4.37%)(a)  (13.02%)(a) (13.10%)(a)   7.18% (a)

RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period                         $715,336     $832,115    $747,675     $954,146  $1,259,412  $1,817,151
       Ratio of expenses to average net assets              1.15% (c)    1.29%       1.39%        1.40%       1.40%       1.41%
       Ratio of net investment income (loss) to
         average net assets                                 0.09% (c)   (0.27%)     (0.29%)      (0.31%)     (0.26%)     (0.28%)
       Portfolio turnover rate                             26.24%       50.68%     113.06%       92.57%     153.17%     178.43%


       Ratios calculated on average shares outstanding

       (a) Excludes maximum sales load of 4.5%
       (b) Distributions represent less than 1/2 of 1%
       (c) Annualized for those periods less than twelve months in duration

       See accompanying notes to financial statements



                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 2004 and the
             Years Ended June 30, 2004, 2003, 2002, 2001, and 2000



                      GOVERNMENT SECURITIES PORTFOLIO - INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------

                                            PERIOD ENDED
                                            DEC. 31, 2004
                                             (UNAUDITED)     2004      2003         2002        2001       2000
                                              ---------   ---------  --------    ---------   ---------  ---------
Net asset value:
       Beginning of period                      $9.90      $10.23      $10.13       $9.95       $9.64       $9.79
       Income from investment options
         Net investment income                   0.15        0.32        0.39        0.47        0.52        0.52
         Net realized and unrealized gain
           (loss) on investments                 0.04       (0.33)       0.10        0.17        0.30       (0.15)
                                                -----      -------     ------       -----       -----      ------
       Total income (loss) from
          investment operations                  0.19       (0.01)       0.49        0.64        0.82        0.37
                                                -----      -------     ------       -----       -----      ------

       Less distributions
       Dividends from net investment income     (0.16)      (0.32)      (0.39)      (0.46)      (0.51)      (0.52
                                                ------     -------    -------      ------      ------      ------
         Total distributions                    (0.16)      (0.32)      (0.39)      (0.46)      (0.51)      (0.52
                                                ------     -------    -------      ------      ------      ------

       End of period                            $9.93       $9.90      $10.23      $10.13       $9.95       $9.64

TOTAL RETURN:                                   1.91%      (0.04%)      4.90%       6.59%       8.74%       3.89%

RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period          $51,882,220 $52,508,132 $58,985,045 $44,741,225 $36,158,350 $32,659,584
       Ratio of expenses to average
          net assets                            0.90%       0.91%       0.83%       0.85%       0.86%       0.85%
       Ratio of net investment income
          (loss) to average net assets          3.01%       3.21%       3.82%       4.64%       5.26%       5.35%
       Portfolio turnover rate                  7.96%      38.96%      21.68%      36.61%     109.69%      30.55%


       Ratios calculated on average shares outstanding

       (a) Annualized for those periods less than twelve months in duration

       See accompanying notes to financial statements


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 2004 and the
             Years Ended June 30, 2004, 2003, 2002, 2001, and 2000



                                 GOVERNMENT SECURITIES PORTFOLIO - RETAIL CLASS
-----------------------------------------------------------------------------------------------------------

                                           PERIOD ENDED
                                          DEC. 31, 2004
                                           (UNAUDITED)     2004       2003      2002       2001      2000
                                            ---------    --------   --------  --------   --------  --------
Net asset value:
       Beginning of period                    $9.90      $10.23      $10.13      $9.95     $9.64     $9.79
       Income from investment options
         Net investment income                 0.15        0.30        0.36       0.44      0.48      0.49
         Net realized and unrealized
           gain (loss) on investments          0.04       (0.35)       0.09       0.17      0.31     (0.15)
                                              -----      ------       -----      -----     -----     ------
       Total income (loss) from
         investment operations                 0.19       (0.05)       0.45       0.61      0.79      0.34
                                              -----      ------       -----      -----     -----     ------

       Less distributions
       Dividends from net investment income   (0.16)      (0.28)      (0.35)     (0.43)    (0.48)    (0.49)
                                              ------      ------     -------    -------    ------    ------
         Total distributions                  (0.16)      (0.28)      (0.35)     (0.43)    (0.48)    (0.49)
                                              ------      ------     -------     ------    ------    ------

       End of period                          $9.93 (a)   $9.90 (a)  $10.23 (a) $10.13 (a) $9.95 (a) $9.64 (a)

TOTAL RETURN:                                 1.94% (a)  (0.26%) (a)  4.56% (a)  6.28% (a) 8.45% (a) 3.58% (a)

RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period            $46,376     $58,494    $260,342   $171,283  $155,063  $233,172
       Ratio of expenses to average
          net assets                          0.90% (b)   1.15%       1.13%      1.15%     1.16%     1.15%
       Ratio of net investment
          income (loss) to average
          net assets                          3.01% (b)   2.97%       3.52%      4.34%     4.96%     5.05%
       Portfolio turnover rate                7.96%      38.96%      21.68%     36.61%   109.69%    30.55%


       Ratios calculated on average shares outstanding

       (a) Excludes maximum sales load of 3.0%
       (b) Annualized for those periods less than twelve months in duration

       See accompanying notes to financial statements


                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

1.   ORGANIZATION
     Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 2004, the following series are presently authorized and have shares outstanding:

        Growth Portfolio                  Government Securities Portfolio

     Both the Growth Portfolio and the Government Securities Portfolio (collectively the Portfolios) have two classes of shares authorized and outstanding: retail and institutional.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

     USE OF ESTIMATES: In preparing its Porfolios' financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS
     Investment securities are carried at fair value determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     All securities are valued at the close of each business day.

     The Growth Portfolio is authorized to purchase exchange-traded put and call options. At December 31, 2004, the Growth Portfolio had no such exchange traded options nor were any purchased during the six months then ended.

     The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and accretion of discount is accrued daily using the constant yield method. Realized investment gains and losses are determined by specifically identifying the issue sold.

     EXPENSES
     With the exception of class specific expenses, each Portfolio allocates expenses as well as revenue and gains and losses to its classes based on relative net assets to total Portfolio net assets. Class specific expenses are borne solely by that class.

     FEDERAL INCOME TAXES
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute substantially all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized capital loss carry forwards have been offset or expired.

     DISTRIBUTION TO SHAREHOLDERS
     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities Portfolio declares dividends monthly and the Growth Portfolio declares dividends semi-annually. The dividends declared become payable immediately. Net realized gains, if any, are distributed annually.

     CASH EQUIVALENTS
     Cash equivalents consist of money market funds which declare dividends daily. As of December 31, 2004 the average yield on such funds was approximately 1.83%.

3.   FEDERAL INCOME TAX INFORMATION
     Distributions paid during the years ended June 30, 2004 and 2003, totaled $2,460 and $0 for the Growth Portfolio, respectively, and $1,792,748 and $2,125,873 for the Government Securities Portfolio, respectively, and were all characterized as ordinary income for tax purposes.

     The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the dissimilar character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

     As of the latest period available, June 30, 2004, the components of the tax basis cost of investments and net unrealized appreciation for the Growth Portfolio and Government Securities Portfolio were as follows:

                                           Growth      Government Securities
                                           ------      ---------------------
     Federal tax cost of investments     $44,568,194       $51,715,157
                                         ============      ============

     Unrealized appreciation             $11,845,926       $   539,091
     Unrealized depreciation              (1,072,040)         (404,090)
                                         ------------      ------------
     Net unrealized appreciation         $10,773,886       $   135,001
                                         ============      ============

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEDERAL INCOME TAX INFORMATION (CONTINUED)
     As of June 30, 2004 the components of distributable earnings on a tax basis were as follows:
                                               Growth    Government Securities
                                               ------    ---------------------
     Net unrealized appreciation            $10,773,886      $ 135,001
                                            ============     ==========
     Undistributed ordinary income          $         -      $  27,028
                                            ============     ==========
     Accumulated capital losses             $(8,290,501)     $(303,387)
                                            ============     ==========


     The difference between accumulated net realized capital losses and accumulated capital losses for tax purposes for the Government Securities Portfolio is attributable to the deferral of capital losses occurring subsequent to October 31, 2003 of $16,067 for tax purposes. For tax purposes, such losses will be realized in the year ending June 30, 2005. The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The Growth Portfolio had unused capital loss carryforwards of $8,290,501, available for federal income tax purposes at June 30, 2004, which expire as follows: $3,527,864 in 2010 and $4,762,637 in 2011. The Government Securities Portfolio had unused capital loss carryforwards of $303,387, available for federal income tax purposes, at June 30, 2004, which expire as follows: $128,938 in 2005, $992 in 2006, $42,576 in 2008,
     $55,501 in 2011, and $75,380 in 2012.


4.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS
     INVESTMENT ADVISORY SERVICES
     The Fund and its Portfolios have retained a related company, Union Investment Advisors, Inc. (the Adviser) as the investment adviser for the Fund's assets.

     Under the investment advisory agreement the Adviser is to receive fees for services rendered at the following rates per annum of the average daily net assets of the Portfolios:

               Portfolio                           Annual Fee Rate
               -----------------------------       ---------------
               Growth                                  .75%
               Government Securities                   .50%

     PRIOR ADVISORY AGREEMENT
     At a meeting held on September 15, 2003, the Fund's Board of Directors determined that the investment advisory agreements between the Fund and the Adviser for the Growth Portfolio and the Government Securities Portfolio dated October 30, 1992 and August 1, 1993, had terminated by their own terms. Those investment advisory agreements terminated because a majority of the Fund's independent directors were not present at the Board of

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

4.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
     ---------------------------------------------------------
     Directors meeting held on July 20, 2001, at which the renewal of the agreements was approved, as required by the Investment Company Act. At its meeting on September 15, 2003, the Board of Directors approved a new investment advisory agreement with the Adviser for the Growth Portfolio and the Government Securities Portfolio having the same terms as the prior advisory agreements. The Board of Directors further recommended that the shareholders of the Fund approve the new investment advisory agreement at a special shareholders meeting, as required by the Investment Company Act. The new advisory agreement was approved by shareholders at a meeting held on February 26, 2004.

     Because of the inadvertent failure by the Board of Directors to properly approve continuation of the original advisory agreements, the Fund did not have valid advisory agreements for the Growth Portfolio and the Government Securities Portfolio for the period from August 1, 2001 through February 29, 2004. The staff of the Securities and Exchange Commission has interpreted Section 15 of the Investment Company Act of 1940 to only permit an investment adviser to be paid the lesser of its costs in providing investment advisory services to a fund or the amount of the advisory fee called for under an advisory agreement in circumstances where the advisory agreement has terminated. The staff has also indicated than an adviser may be paid that amount only if the payment is approved by shareholders.

     In accordance with those interpretations, the Fund, the Adviser, Nelnet Capital, LLC, the Fund's principal underwriter, and Cornhusker Bank in its capacity as escrow agent entered into an Escrow Agreement dated December 20, 2004. Pursuant to the Escrow Agreement, the Adviser delivered to the Escrow Agent the sum of $1,641,976 representing all of the advisory fees paid by the Fund to the Adviser during the period from August 1, 2001 through February 29, 2004. Nelnet Capital, LLC delivered to the Escrow Agent the sum of $6,900 representing all of the distribution fees paid by the Fund after the inadvertent termination of the Fund's distribution plan, described below.

     Under the terms of the Escrow Agreement, the Adviser, in consultation with the Fund, determined that its costs of providing advisory services during the period from August 1, 2001 through February 29, 2004, were lower than the fees paid, and the difference in the amount of $295,802 was released from escrow and paid to the Fund on January 26, 2005. This amount is not included in the net assets of the Fund as of December 31, 2004. The Fund will convene a special meeting of the shareholders of the Portfolios to consider a proposal to permit the Advisor to receive payment of the costs incurred in providing investment advisory services. If the proposal is approved by shareholders, the approved amounts will be released from escrow and paid to the Adviser. If the proposal is not approved by the shareholders of a Portfolio, the remaining funds held in escrow

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

4. FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED) attributable to that Portfolio will be released and paid to the Fund.

     The Fund will use the amounts it receives from the escrow to reimburse shareholders of the Portfolios during the period from August 1, 2001 through February 29, 2004. Funds released from escrow will consist of distribution fees paid by the Fund after the inadvertent termination of the Fund's distribution plan, amounts in excess of the Adviser's costs of providing advisory services released to the Fund as described below, plus amounts attributable to the Adviser's costs of providing advisory services if payment to the Adviser is not approved by the shareholders of a Portfolio. The Fund will reflect the funds received from the escrow as assets of the Portfolios and will book a corresponding liability to shareholders as of January 26, 2005. De minimis reimbursement amounts, as determined by the Fund, owed to shareholders will be retained by the Fund, and will inure, indirectly, to the benefit of shareholders during the period from August 1, 2001 through February 29, 2004 who still own shares.

     ADMINISTRATIVE SERVICES; TRANSFER AGENT; CUSTODIAN
     The Fund has retained Adminisystems, Inc. (the Administrator) to act as transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The Administrator is a related party to the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets. The Fund has retained Union Bank & Trust Company, a related party, as custodian for the Fund's assets.

     DISTRIBUTION SERVICES
     The Fund has selected Nelnet Capital, LLC formerly known as UFS Securities, LLC (the Distributor), a company related through common management to the Adviser and Union Bank & Trust Company, to act as the underwriter and distributor of the fund's shares. Retail shares for the Growth portfolio include a maximum sales charge of 4.5%. Retail shares for the Government Securities portfolio include a maximum sales charge of 3.0%. For sales of both Portfolios of $50,000 or more, the sales charge is reduced.

     Pursuant to a shareholder approved distribution plan under Rule 12b-1, Retail Class A shares of each portfolio compensated the distributor for distribution of the Portfolio's Retail shares, in an amount not to exceed .50% per annum of the average daily net assets of the Portfolio's Retail shares. At its meeting held on September 15, 2003, the Board of Directors determined that the distribution plan had terminated by its own terms because a majority of the Fund's independent directors were not

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

4.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
     ---------------------------------------------------------
     present at the Board of Directors meeting held on July 20, 2001, at which the continuation of the distribution plan was approved, as required by Rule 12b-1. A new distribution plan was approved by the Board of Directors and submitted to Retail Class A shareholders for approval. However, the new distribution plan was not approved at the shareholders meeting held on February 26, 2004. The distribution payments made to the Distributor pursuant to Rule 12b-1 during the period from July, 2001 through August, 2004 were paid into the escrow fund described above under "Prior Advisory Agreement."

     FEES
     Under the terms of the advisory and administrative agreements outlined above, the Portfolios collectively incurred $350,961 and $139,121 for such services.

     At December 31, 2004, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

                                    Payable to     Payable to
                                     Adviser      Administrator      Total
                                     -------      -------------      -----
     Growth Portfolio                $38,842       $ 12,947        $51,789
     Government Securities Portfolio  22,056         11,028         33,084

     BROKERAGE SERVICES
     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios used Nelnet Capital, LLC, a related party, to effect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to effect trades.

     OWNERSHIP OF FUND SHARES BY MANAGEMENT
     At December 31, 2004, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                             Shares      Value
                                                             ------      -----
        Growth Portfolio Institutional Class                 29,028    $447,025
        Growth Portfolio Retail Class                           963      14,638
        Government Securities Portfolio Institutional Class   7,956      79,007
        Government Securities Portfolio Retail Class              -           -

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

4.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
     At December 31, 2004, UBATCO held, in nominee name, the following in each
     Portfolio:

                                                           Shares        Value
                                                           ------        -----
     Growth Portfolio Institutional Class                39,600,100  $60,985,547
     Growth Portfolio Retail Class                           33,847      514,469
     Government Securities Portfolio Institutional Class  5,215,453   51,789,447
     Government Securities Portfolio Retail Class             3,117       30,948

5.   SECURITIES TRANSACTIONS
     Purchases of securities and proceeds from sales were as follows for each
     Portfolio:
                                                                      Proceeds
                                       Purchases       Proceeds      From Calls
                                     Of Securities    From Sales    & Maturities
                                     -------------    ----------    ------------

     Growth Portfolio                 $15,261,516     $14,535,164   $        -
     Government Securities Portfolio   13,320,596       3,989,898    9,000,000

     At December 31, 2004, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:
                                                     Aggregate Gross
                                                        Unrealized
                                                        ----------
                                                Appreciation     Depreciation
                                                ------------     ------------
      Growth Portfolio                           $14,015,891       $590,141
      Government Securities Portfolio                498,803        175,849

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

6.   CAPITAL SHARE TRANSACTIONS
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share.

     Transactions in the capital stock of each Portfolio for the year ended December 31, 2004 were as follows:

                                               Growth             Growth
                                              Portfolio          Portfolio
                                        Institutional Shares   Retail Shares
                                        --------------------   -------------
         Transactions in shares:
           Shares sold                         241,322                677
           Shares redeemed                    (254,132)           (12,681)
           Reinvested dividends                     90                  1
                                              ---------          ---------
           Net decrease                        (12,720)           (12,003)
                                              =========          =========
         Transactions in dollars:
           Dollars sold                     $3,443,784          $   9,632
           Dollars redeemed                 (3,648,820)          (176,898)
           Reinvested dividends                  1,395                 23
                                            -----------         ----------
           Net decrease                     $ (203,641)         $(167,243)
                                            ===========         ==========


                                           Government           Government
                                     Securities Portfolio   Securities Portfolio
                                      Institutional Shares     Retail Shares
                                      --------------------     -------------
         Transactions in shares:
           Shares sold                        416,468                 24
           Shares redeemed                   (550,860)            (1,331)
           Reinvested dividends                55,925                 71
                                             ---------           --------
           Net decrease                       (78,467)            (1,236)
                                             =========           ========

         Transactions in dollars:
           Dollars sold                    $4,157,220          $     240
           Dollars redeemed                (5,495,891)          ( 13,288)
           Reinvested dividends               565,436                706
                                           -----------         ----------
           Net decrease                    $ (773,235)         $( 12,342)
                                           ===========         ==========

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         A schedule of investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         There were no changes to the procedures by which shareholders may recommend nominees to the Board of Directors of Stratus Funds, Inc. (the "Fund") during the period covered by this report.

Item 11.  Controls and Procedures

         An evaluation was performed by the officers of the Fund, including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

Item 12.  Exhibits

(a)    (1) Not applicable to semi-annual reports.
       (2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act.
       (3) Not applicable.

(b) Certifications required by Section 1350 of Chapter 63 of Title 18 of the United States Code.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Stratus Fund, Inc.

By /s/ Jon C. Gross
   ---------------------------------------------
       Jon C. Gross
       President
       (Principal Executive Officer)

Date:  March 8, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross
   ---------------------------------------------
       Jon C. Gross
       President
       (Principal Executive Officer)

Date:  March 8, 2005


By /s/ Jeffrey Jewell
   ---------------------------------------------
       Jeffrey Jewell
       Vice-President and Chief Financial Officer
       (Principal Financial Officer)

Date:  March 8, 2005